Consolidated Balance Sheets - USD ($)	Feb. 28, 2026	Feb. 28, 2025
Current assets:
Cash	$ 109,043	$ 865,975
Accounts receivable, net	1,004,201	1,367,331
Share proceeds receivable		418,669
Device parts inventory, net	1,318,742	1,583,726
Prepaid expenses and deposits	503,017	792,842
Total current assets	2,935,003	5,028,543
Operating lease asset	931,814	1,010,545
Revenue earning devices, net of accumulated depreciation of $3,257,668 and $2,292,172, respectively	5,097,627	4,539,180
Fixed assets, net of accumulated depreciation of $540,426 and $491,186, respectively	183,185	258,328
Trademarks	35,319	33,321
Investment at cost	100,000	100,000
Security deposit	19,280	15,880
Total assets	9,302,228	10,985,797
Current liabilities:
Accounts payable and accrued expenses	3,007,270	2,121,871
Customer deposits	147,326	91,578
Current operating lease liability	243,690	197,349
Current portion of deferred variable payment obligation	3,161,727	1,901,258
Loan payable - related party	461,633	329,365
Deferred compensation for CEO	1,811,856	2,202,600
Current portion of loans payable, net of discount of $635,774 and $0	8,848,140	519,105
Current portion of accrued interest payable	2,271,106	213,555
Total current liabilities	19,952,748	7,576,681
Non-current operating lease liability	676,694	810,513
Loans payable, net of discount of $0 and $360,163, respectively	24,188,380	31,922,078
Deferred variable payment obligation	2,525,000	2,525,000
Incentive compensation plan payable	5,500,000	4,000,000
Accrued interest payable	9,122,552	13,680,453
Total liabilities	61,965,374	60,514,725
Commitments and Contingencies
Stockholders’ deficit:
Preferred Stock, value
Common Stock, $0.00001 par value; 12,000,000,000 shares authorized 267,872,804 and 144,124,538 shares issued, issuable and outstanding, respectively	2,679	1,441
Additional paid-in capital	117,803,027	106,459,528
Preferred stock to be issued	99,086	99,086
Accumulated deficit	(171,121,742)	(156,496,930)
Total stockholders’ deficit	(53,211,087)	(49,931,012)
Total liabilities and stockholders’ deficit	9,302,228	10,985,797
Series B Redeemable Preferred Stock [Member]
Current liabilities:
Convertible, Redeemable Preferred Stock, value
Series C Redeemable Preferred Stock [Member]
Current liabilities:
Convertible, Redeemable Preferred Stock, value	547,941	402,084
Series G Preferred Stock [Member]
Stockholders’ deficit:
Preferred Stock, value
Series E Preferred Stock [Member]
Stockholders’ deficit:
Preferred Stock, value	3,350	3,350
Series F Preferred Stock [Member]
Stockholders’ deficit:
Preferred Stock, value	$ 2,513	$ 2,513